Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Excess advertising expense	$ 842,295	$ 911,799
Deferred Intangible assets amortization	25,790	33,590
Net operating loss carrying forward	1,052,209	1,079,962
Share-based compensation	178,764	156,928
Doubtful allowance against accounts receivable	51,817
Changes in fair value of short-term investments	50,502
Downward adjustments in investments in an equity security	13,733
Lease liabilities	71,024	31,615
Less: Deferred tax liability - Right of use assets	(81,910)	(37,184)
Less: Valuation allowance on deferred tax assets	(339,495)
Deferred tax assets, net	1,864,729	2,176,710
Deferred tax liability
Software acquired in business combination	208,200
Deferred tax liability	$ 208,200